UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20459

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

 1.      Name and address of issuer:

              PFL Variable Life Account A

             4333 Edgewood Rd NE

             Cedar Rapids, IA 52499

 2.      Name of each series or class of securities for which this Form is filed (if the Form is being filed

          for all series and classes of securities of the issuer, check the box but do list series or classes):        ☐

          PFL Variable Life Account A

 3.      Investment Company Act File Number:          811-09579

          Securities Act File Number:          333-87023

 4 (a).  Last day of fiscal year for which this Form is filed:          12/31/03

 4 (b).  ☐  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

 4 (c).  ☐  Check box if this is the last time the issuer will be filing this Form.

 5.       Calculation of registration fee:

    (i)        Aggregate sale price of securities sold

                during the fiscal year pursuant to section

                24 (f):                                                                                                                         $    0

    (ii)        Aggregate price of securities redeemed or

                 repurchased during the fiscal year:                                                                              $    0

    (iii)       Aggregate price of securities redeemed or

                 repurchased during any prior fiscal year

                 ending no earlier than October 11, 1995 that

                 were not previously used to reduce

                 registration fees payable to the Commission:                                                          $    0

    (iv)       Total available redemption credits [add

                 Items 5(ii) and 5(iii)]:                                                                                          -  $    0

    (v)        Net sales – if Item 5(i) is greater than

                     Item 5(iv) [subtract Item 5(iv) from Item

                 5(i)]:                                                                                                                       $    0

    (vi)        Redemption credits available for use in                                                              $(0)

                  future years – if Item 5(i) is less than

                  Item 5(iv) [subtract Item 5(iv) from Item

                  5(i)]:

    (vii)       Multiplier for determining registration fee

                  (See Instruction C.9):                                                                                       x  .00012670

    (viii)      Registration fee due [multiply Item 5(v) by

                  Item 5(vii)] (enter “0” if no fee is due):                                                          =  $    0

 6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

 7.      Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year

          (see Instruction D):

                                                                                                                                            +  $    0

 8.      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                                           =  $    0

 9.      Date the registration fee and any interest payment was sent to the Commission’s lockbox

          depository:                 N/A

Method of Delivery:

                                                   Wire Transfer                    ☐

                                                   Mail or other means          ☐

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and Title)*	/s/ Priscilla I. Hechler

Priscilla I. Hechler, Assistant Secretary

Date   3/26/2004

        * Please print the name and title of the signing officer below the signature.